Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-term debt agreements
At December 31, Highlands Bankshares, Inc. and its Subsidiary had the following long-term debt agreements:

	2012	2011
Note payable FHLB dated 03/04/05 for $5 million with an annual interest rate of 4.165%, due 03/04/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	Restructured into a new advance on 08/29/12 See below	$5,000

Note payable FHLB dated 06/29/05 for $5 million with an annual interest rate of 3.760%, due 06/29/2015. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	Restructured into a new advance on 08/29/12 See below	5,000

Note payable FHLB dated 08/23/05 for $750,000 with an annual interest rate of 0%, due 08/24/2020. The note requires monthly principal payments and was granted as part of the FHLB's Affordable Housing Program. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	352	402

Note payable resulting from seller-financing transaction for $250 with an annual interest rate of 3.2%. and a due date in 2013. The note requires monthly installments of principal and interest of $3. The loan is secured by a first deed of trust on real estate.	-	17

Holding Company Note payable to Community Bankers Bank with a rate of 6.75%. The note requires monthly installments of principal and interest in the amount of $28. The loan is secured by the stock of the subsidiary bank and contains certain other covenants that are typical for Bank Holding Company loans. During the second quarter of 2011, the Company requested and CBB agreed to modify the closed-end loan to extend the amortization period of the loan for a new 20-year period. The Company simultaneously paid off a Revolving Line of Credit. The Closed – End Term Loan has a balloon maturity in April 2014 and the Company has deposited the monthly payments up to the balloon date into a reserve account held at CBB
	3,446	3,545

Re-structured note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.53%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	$12,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $12.5 million with an annual interest rate of 3.70%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	12,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.73%, due 08/29/18. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.(2)	5,000	Included in Long Term Debt above and re-structured in 2012

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 3.74%, due 08/29/19. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $7.5 million with an annual interest rate of 2.43%, due 08/29/17. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	7,500	included in short term borrowings

Re-structured note payable FHLB dated 08/29/12 for $5 million with an annual interest rate of 2.86%, due 08/29/18. The note requires quarterly interest payments. The loan is secured by a floating blanket lien on a specific class of mortgage loans of the Bank and a specific group of securities available for sale.	5,000	Included in Long Term Debt above and re-structured in 2012

Total	$51,298	$13,964

Contractual principal maturities of long-term debt	Contractual principal maturities of long-term debt at December 31, 2012 are as follows:
2013	$-
2014	3,496
2015	51
2016	51
2017	7,552
Thereafter	40,148

$51,298